Balance sheet details - Accrued Expenses and Other Current Liabilities (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses:
Accrued transaction costs	$ 2,459	$ 2,459	$ 0
Accrued professional services	2,243	1,858	1,953
Accrued compensation and related benefits	2,392	1,641	1,108
Other accruals	211	233	318
Other current liabilities:
Other payroll expenses	605	451	175
Customer deposit	45	45	21
Current portion of operating lease liabilities	1,484	1,533	1,687
Promissory note, related party (Refer to Note 9 - Related party)	420	420	$ 0
Total accrued expenses and other current liabilities	$ 9,859	$ 8,640
Current portion of operating lease liabilities, location	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities